Spirit of America Energy Fund
Schedule of Investments
February 28, 2023 - (Unaudited)
Shares Market Value
Master Limited Partnerships — Partnership Shares 43.26%
Exploration & Production 3.58%
Black Stone Minerals LP 466,249 $ 7,250,172
Viper Energy Partners LP 19,700 564,011
7,814,183
Midstream - Oil & Gas 35.85%
Cheniere Energy Partners LP 218,369 10,796,163
Crestwood Equity Partners LP 8,000 197,840
DCP Midstream LP 94,000 3,927,320
Energy Transfer LP 718,370 9,094,564
Enterprise Products Partners LP 504,136 12,870,592
Hess Midstream LP, Class A 234,837 6,439,231
Holly Energy Partners LP 37,419 676,536
Magellan Midstream Partners LP 212,515 11,297,297
MPLX LP 422,397 14,627,607
Plains All American Pipeline LP 293,000 3,882,250
Plains GP Holdings LP, Class A 15,000 208,650
Western Midstream Partners LP 165,350 4,300,754
78,318,804
Oilfield Services & Equipment 1.49%
USA Compression Partners LP 155,784 3,260,559
Power Generation 0.19%
NextEra Energy Partners LP 6,150 407,499
Refining & Marketing 2.15%
Sunoco LP 103,474 4,705,998
Total Master Limited Partnerships — Partnership Shares
(Cost $62,243,672) 94,507,043
Shares Market Value
Common Stocks 55.96%
Exploration & Production 3.94%
Chesapeake Energy Corp. 4,000 323,240
CNX Resources Corp.
(a)
9,000 138,150
Devon Energy Corp. 10,000 539,200
Diamondback Energy, Inc. 3,400 477,972
EOG Resources, Inc. 3,350 378,617
Marathon Oil Corp. 52,273 1,314,666
Occidental Petroleum Corp. 6,000 351,360
Pioneer Natural Resources Co. 25,347 5,079,792
8,602,997

Spirit of America Energy Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)
Shares Market Value
Gas Utilities 0.94%
UGI Corp. 55,422 $ 2,063,361
Integrated Electric Utilities 1.10%
Dominion Energy, Inc. 28,042 1,559,696
Duke Energy Corp. 3,000 282,780
PPL Corp. 20,250 548,168
2,390,644
Integrated Oils 10.46%
BP PLC  ADR 79,361 3,142,696
Chevron Corp. 86,680 13,935,543
Exxon Mobil Corp. 52,470 5,766,978
22,845,217
Midstream - Oil & Gas 21.00%
Antero Midstream Corp. 61,100 643,994
Cheniere Energy, Inc. 40,075 6,305,401
Enbridge, Inc. 210,627 7,902,725
Kinder Morgan, Inc. 357,494 6,098,848
ONEOK, Inc. 89,621 5,865,694
Targa Resources Corp. 33,600 2,489,760
TC Energy Corp. 83,428 3,321,269
Williams Companies, Inc. (The) 440,282 13,252,488
45,880,179
Oilfield Services & Equipment 0.63%
Baker Hughes Co. 43,500 1,331,100
Schlumberger Ltd. 1,000 53,210
1,384,310
Refining & Marketing 17.89%
Marathon Petroleum Corp. 100,421 12,412,036
Phillips 66 135,736 13,921,083
Valero Energy Corp. 96,819 12,753,967
39,087,086
Total Common Stocks
(Cost $96,441,063) 122,253,794
Money Market Funds 1.74%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.43%
(b)
3,807,676 3,807,676
Total Money Market Funds
(Cost $3,807,676) 3,807,676
Total Investments — 100.96%
(Cost $162,492,411) 220,568,513
Liabilities in Excess of Other Assets  — (0.96)% (2,086,991)
NET ASSETS - 100.00% $ 218,481,522

Spirit of America Energy Fund
Schedule of Investments (continued)
February 28, 2023 - (Unaudited)
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2023.
ADR - American Depositary Receipt